Schedule of Allowance For Loan Losses (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Financing Receivable, Past Due [Line Items]
Beginning balance	$ 21,801	$ 25,269	$ 14,741	$ 13,342
Charge-offs
Recoveries
Provision (benefit)	(155)	514	6,905	12,441
Ending balance	21,646	25,783	21,646	25,783
Individually evaluated for impairment
Collectively evaluated for impairment	1,443,060	1,741,475	1,443,060	1,741,475
Total loans receivable	1,443,060	1,741,475	1,443,060	1,741,475
Individually evaluated for impairment
Collectively evaluated for impairment	21,646	25,783	21,646	25,783
Total allowance for loan losses	21,646	25,783	21,646	25,783
Provision For Loan Losses [Member]
Financing Receivable, Past Due [Line Items]
Provision (benefit)	88,345		383,910
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Beginning balance	21,801	25,269	14,741	13,342
Charge-offs
Recoveries
Provision (benefit)	(155)	514	6,905	12,441
Ending balance	21,646	25,783	21,646	25,783
Individually evaluated for impairment
Collectively evaluated for impairment	1,443,060	1,741,475	1,443,060	1,741,475
Total loans receivable	1,443,060	1,741,475	1,443,060	1,741,475
Individually evaluated for impairment
Collectively evaluated for impairment	21,646	25,783	21,646	25,783
Total allowance for loan losses	21,646	$ 25,783	21,646	$ 25,783
Commercial Real Estate Portfolio Segment [Member] | Provision For Loan Losses [Member]
Financing Receivable, Past Due [Line Items]
Provision (benefit)	(155)		6,905
Indemnity Liability Segment [Member] | Provision For Loan Losses [Member]
Financing Receivable, Past Due [Line Items]
Provision (benefit)	$ 88,500		$ 377,005